UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

Schwab Investments
Schwab 1000 Index® Fund

Portfolio Holdings as of January 31, 2015 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.5%	Common Stock	2,048,462,494	6,453,193,038
0.8%	Other Investment Companies	50,341,030	50,341,030
0.0%	Short-Term Investments	1,309,974	1,309,996

100.3%	Total Investments	2,100,113,498	6,504,844,064
(0.3%)	Other Assets and Liabilities, Net		(17,860,106)

100.0%	Net Assets		6,486,983,958

	Number	Value
Security	of Shares	($)

Common Stock 99.5% of net assets

Automobiles & Components 1.2%
Autoliv, Inc.	29,200	3,096,952
BorgWarner, Inc.	74,596	4,028,930
Dana Holding Corp.	50,100	1,045,587
Delphi Automotive plc	95,500	6,563,715
Ford Motor Co.	1,236,187	18,184,311
General Motors Co.	429,600	14,013,552
Gentex Corp.	97,544	1,628,009
Harley-Davidson, Inc.	66,292	4,090,217
Johnson Controls, Inc.	209,054	9,714,739
Lear Corp.	26,700	2,679,345
Tenneco, Inc. *	19,600	1,007,832
Tesla Motors, Inc. *(b)	30,600	6,230,160
The Goodyear Tire & Rubber Co.	83,100	2,014,344
TRW Automotive Holdings Corp. *	35,300	3,641,901
Visteon Corp. *	12,000	1,163,400

		79,102,994

Banks 5.3%
Bank of America Corp.	3,346,841	50,704,641
BankUnited, Inc.	32,500	898,950
BB&T Corp.	228,600	8,067,294
BOK Financial Corp.	8,900	481,579
CIT Group, Inc.	58,000	2,541,560
Citigroup, Inc.	975,256	45,788,269
City National Corp.	15,532	1,346,469
Comerica, Inc.	60,628	2,516,062
Commerce Bancshares, Inc.	26,650	1,066,000
Cullen/Frost Bankers, Inc.	16,900	1,052,870
East West Bancorp, Inc.	45,800	1,657,044
Fifth Third Bancorp	259,984	4,497,723
First Niagara Financial Group, Inc.	118,300	960,596
First Republic Bank	40,200	2,046,984
FirstMerit Corp.	53,100	870,043
Hudson City Bancorp, Inc.	146,840	1,317,155
Huntington Bancshares, Inc.	241,998	2,424,820
Investors Bancorp, Inc.	108,730	1,197,117
JPMorgan Chase & Co.	1,198,778	65,189,548
KeyCorp	258,214	3,354,200
M&T Bank Corp.	40,143	4,542,582
New York Community Bancorp, Inc.	149,882	2,315,677
Ocwen Financial Corp. *(b)	38,000	232,560
People’s United Financial, Inc.	103,793	1,460,368
Prosperity Bancshares, Inc.	15,900	728,061
Regions Financial Corp.	427,606	3,720,172
Signature Bank *	15,700	1,838,941
SunTrust Banks, Inc.	164,193	6,308,295
SVB Financial Group *	14,900	1,682,210
Synovus Financial Corp.	44,657	1,150,811
TFS Financial Corp.	27,300	382,746
The PNC Financial Services Group, Inc.	172,234	14,560,662
U.S. Bancorp	567,805	23,796,708
Wells Fargo & Co.	1,514,096	78,611,864
Zions Bancorp	63,198	1,514,224

		340,824,805

Capital Goods 7.8%
3M Co.	206,554	33,523,714
A.O. Smith Corp.	25,400	1,509,014
Acuity Brands, Inc.	14,300	2,143,427
AGCO Corp.	24,200	1,048,828
Air Lease Corp.	22,700	793,138
Allegion plc	28,700	1,550,087
Alliant Techsystems, Inc.	10,200	1,329,162
Allison Transmission Holdings, Inc.	52,700	1,650,564
AMETEK, Inc.	81,705	3,913,670
Armstrong World Industries, Inc. *	12,500	633,750
B/E Aerospace, Inc. *	31,700	1,849,061
Carlisle Cos., Inc.	20,736	1,859,604
Caterpillar, Inc.	194,696	15,569,839
Chicago Bridge & Iron Co., N.V. (b)	27,108	935,497
Colfax Corp. *	27,300	1,236,963
Crane Co.	16,384	998,605
Cummins, Inc.	55,792	7,780,752
Curtiss-Wright Corp.	15,200	1,011,256
Danaher Corp.	193,840	15,968,539
Deere & Co.	111,246	9,477,047
DigitalGlobe, Inc. *	22,000	591,580
Donaldson Co., Inc.	43,500	1,590,360
Dover Corp.	53,237	3,728,720
Eaton Corp. plc	153,801	9,703,305
Emerson Electric Co.	225,728	12,852,952
EnerSys	15,200	887,376
Esterline Technologies Corp. *	10,100	1,132,109
Exelis, Inc.	60,600	1,036,866
Fastenal Co.	91,400	4,058,160
Flowserve Corp.	43,023	2,344,323
Fluor Corp.	53,458	2,864,814

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fortune Brands Home & Security, Inc.	52,900	2,369,391
Generac Holdings, Inc. *(b)	22,000	962,280
General Dynamics Corp.	99,544	13,260,256
General Electric Co.	3,190,202	76,213,926
Graco, Inc.	20,294	1,445,745
HD Supply Holdings, Inc. *	51,900	1,496,277
HEICO Corp.	18,906	1,147,216
Hexcel Corp.	33,500	1,481,705
Honeywell International, Inc.	250,199	24,459,454
Hubbell, Inc., Class B	16,932	1,795,469
Huntington Ingalls Industries, Inc.	16,200	1,888,920
IDEX Corp.	28,406	2,055,174
Illinois Tool Works, Inc.	118,104	10,994,301
Ingersoll-Rand plc	82,400	5,471,360
ITT Corp.	30,300	1,085,043
Jacobs Engineering Group, Inc. *	44,056	1,678,534
Joy Global, Inc.	26,308	1,103,358
KBR, Inc.	50,600	836,418
Kennametal, Inc.	26,698	838,851
L-3 Communications Holdings, Inc.	28,474	3,505,719
Lennox International, Inc.	15,000	1,474,650
Lincoln Electric Holdings, Inc.	22,200	1,507,602
Lockheed Martin Corp.	85,964	16,193,039
Masco Corp.	121,636	3,021,438
Moog, Inc., Class A *	14,600	1,026,380
MRC Global, Inc. *	26,000	281,060
MSC Industrial Direct Co., Inc., Class A	15,558	1,167,939
Navistar International Corp. *(b)	21,700	638,414
Nordson Corp.	18,000	1,311,480
Northrop Grumman Corp.	64,732	10,159,687
Oshkosh Corp.	23,600	1,011,260
Owens Corning	28,800	1,153,440
PACCAR, Inc.	113,889	6,845,868
Pall Corp.	36,233	3,505,905
Parker-Hannifin Corp.	48,553	5,654,482
Pentair plc	57,895	3,578,490
Precision Castparts Corp.	45,801	9,164,780
Quanta Services, Inc. *	72,100	1,909,208
Raytheon Co.	96,090	9,613,805
Regal-Beloit Corp.	14,400	991,440
Rockwell Automation, Inc.	42,649	4,645,329
Rockwell Collins, Inc.	40,653	3,480,710
Roper Industries, Inc.	32,591	5,030,095
Sensata Technologies Holding N.V. *	50,100	2,470,932
Snap-on, Inc.	19,750	2,621,023
SolarCity Corp. *(b)	15,700	763,177
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,684,496
SPX Corp.	12,614	1,054,152
Stanley Black & Decker, Inc.	47,541	4,452,215
Teledyne Technologies, Inc. *	12,600	1,197,504
Terex Corp.	37,282	838,099
Textron, Inc.	88,938	3,785,201
The Babcock & Wilcox Co.	28,000	762,440
The Boeing Co.	213,289	31,005,822
The Manitowoc Co., Inc.	43,400	811,580
The Middleby Corp. *	18,300	1,738,866
The Timken Co.	21,394	813,186
The Toro Co.	19,200	1,246,272
TransDigm Group, Inc.	15,200	3,124,056
Trinity Industries, Inc.	53,800	1,424,086
Triumph Group, Inc.	16,900	964,314
United Rentals, Inc. *	31,467	2,607,041
United Technologies Corp.	270,303	31,025,378
USG Corp. *	29,200	889,140
Valmont Industries, Inc. (b)	7,600	912,912
W.W. Grainger, Inc.	19,476	4,593,220
WABCO Holdings, Inc. *	18,000	1,713,060
Wabtec Corp.	32,600	2,720,470
Watsco, Inc.	9,700	1,055,942
WESCO International, Inc. *	14,400	961,344
Xylem, Inc.	62,800	2,141,480

		502,406,388

Commercial & Professional Supplies 0.8%
Cintas Corp.	33,310	2,621,497
Clean Harbors, Inc. *	16,200	766,584
Copart, Inc. *	36,074	1,320,308
Equifax, Inc.	41,200	3,479,752
IHS, Inc., Class A *	20,000	2,302,600
KAR Auction Services, Inc.	44,400	1,514,484
ManpowerGroup, Inc.	25,491	1,857,784
Nielsen N.V.	96,900	4,220,964
Pitney Bowes, Inc.	67,841	1,626,827
R.R. Donnelley & Sons Co.	58,400	961,848
Republic Services, Inc.	81,681	3,241,102
Robert Half International, Inc.	43,891	2,548,312
Rollins, Inc.	21,900	723,795
Stericycle, Inc. *	24,098	3,163,827
The ADT Corp. (b)	54,700	1,881,680
The Dun & Bradstreet Corp.	13,625	1,568,374
Towers Watson & Co., Class A	20,900	2,476,650
Tyco International plc	136,500	5,570,565
Verisk Analytics, Inc., Class A *	47,800	3,075,930
Waste Connections, Inc.	37,900	1,638,038
Waste Management, Inc.	130,877	6,731,004

		53,291,925

Consumer Durables & Apparel 1.5%
Brunswick Corp.	29,300	1,590,404
Carter’s, Inc.	17,300	1,409,777
Coach, Inc.	91,330	3,396,563
D.R. Horton, Inc.	94,597	2,319,518
Fossil Group, Inc. *	13,700	1,339,860
Garmin Ltd.	39,886	2,088,431
Hanesbrands, Inc.	33,000	3,675,540
Harman International Industries, Inc.	22,997	2,981,101
Hasbro, Inc.	40,125	2,203,665
Jarden Corp. *	57,675	2,769,553
Kate Spade & Co. *	39,500	1,245,435
Leggett & Platt, Inc.	46,944	2,001,223
Lennar Corp., Class A	54,675	2,455,454
lululemon athletica, Inc. *	34,500	2,285,280
Mattel, Inc.	102,797	2,765,239
Michael Kors Holdings Ltd. *	65,400	4,629,666
Mohawk Industries, Inc. *	19,439	3,208,213
Newell Rubbermaid, Inc.	79,826	2,943,185
NIKE, Inc., Class B	224,156	20,678,391

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NVR, Inc. *	1,398	1,753,414
Polaris Industries, Inc.	19,200	2,776,128
PulteGroup, Inc.	114,499	2,357,534
PVH Corp.	25,514	2,813,174
Ralph Lauren Corp.	20,295	3,387,033
Toll Brothers, Inc. *	50,000	1,731,000
Tupperware Brands Corp.	13,400	905,974
Under Armour, Inc., Class A *	50,000	3,604,000
VF Corp.	113,228	7,854,626
Whirlpool Corp.	26,115	5,198,974

		98,368,355

Consumer Services 1.9%
Apollo Education Group, Inc. *	30,371	767,172
Brinker International, Inc.	17,700	1,034,211
Caesars Entertainment Corp. *(b)	15,000	163,350
Carnival Corp.	140,860	6,192,206
Chipotle Mexican Grill, Inc. *	9,950	7,062,908
Darden Restaurants, Inc.	44,865	2,753,814
Domino’s Pizza, Inc.	18,600	1,842,330
Dunkin’ Brands Group, Inc.	34,500	1,632,195
Extended Stay America, Inc.	15,000	296,700
Graham Holdings Co., Class B	1,254	1,172,891
H&R Block, Inc.	84,898	2,910,303
Hyatt Hotels Corp., Class A *	20,200	1,136,452
International Game Technology	81,126	1,372,652
Las Vegas Sands Corp.	117,863	6,408,211
Marriott International, Inc., Class A	68,875	5,131,188
McDonald’s Corp.	312,736	28,909,316
MGM Resorts International *	102,087	1,988,655
Norwegian Cruise Line Holdings Ltd. *	30,200	1,321,552
Panera Bread Co., Class A *	8,600	1,477,996
Royal Caribbean Cruises Ltd.	48,091	3,633,275
SeaWorld Entertainment, Inc.	17,400	304,674
Service Corp. International	77,500	1,753,825
Six Flags Entertainment Corp.	30,200	1,297,392
Sotheby’s	23,000	978,650
Starbucks Corp.	239,327	20,948,292
Starwood Hotels & Resorts Worldwide, Inc.	59,042	4,249,253
The Wendy’s Co.	90,700	955,978
Wyndham Worldwide Corp.	39,217	3,285,992
Wynn Resorts Ltd.	24,842	3,675,374
Yum! Brands, Inc.	139,276	10,066,869

		124,723,676

Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	16,259	3,341,550
American Express Co.	286,877	23,148,105
Ameriprise Financial, Inc.	59,857	7,478,534
Artisan Partners Asset Management, Inc., Class A	6,000	289,620
Berkshire Hathaway, Inc., Class B *	581,012	83,613,437
BlackRock, Inc.	40,865	13,914,941
Capital One Financial Corp.	178,153	13,042,581
CBOE Holdings, Inc.	30,600	1,972,782
CME Group, Inc.	99,880	8,519,764
Credit Acceptance Corp. *	3,200	504,448
Discover Financial Services	142,424	7,745,017
E*TRADE Financial Corp. *	86,290	1,988,984
Eaton Vance Corp.	39,084	1,573,131
Financial Engines, Inc.	16,200	581,580
Franklin Resources, Inc.	124,158	6,397,862
Intercontinental Exchange, Inc.	36,110	7,428,910
Invesco Ltd.	143,790	5,281,407
Lazard Ltd., Class A	40,900	1,873,220
Legg Mason, Inc.	31,214	1,730,504
Leucadia National Corp.	101,178	2,293,705
LPL Financial Holdings, Inc.	26,200	1,078,130
McGraw Hill Financial, Inc.	84,736	7,578,788
Moody’s Corp.	60,126	5,491,308
Morgan Stanley	488,148	16,504,284
MSCI, Inc.	40,550	2,182,401
Northern Trust Corp.	65,976	4,313,511
Raymond James Financial, Inc.	39,649	2,086,330
SEI Investments Co.	42,148	1,693,085
SLM Corp.	136,624	1,244,645
State Street Corp.	134,050	9,585,915
Stifel Financial Corp. *	19,000	895,850
T. Rowe Price Group, Inc.	85,950	6,765,984
TD Ameritrade Holding Corp.	87,231	2,825,412
The Bank of New York Mellon Corp.	360,196	12,967,056
The Charles Schwab Corp. (a)	367,065	9,536,349
The Goldman Sachs Group, Inc.	130,132	22,436,058
The NASDAQ OMX Group, Inc.	43,337	1,976,167
Voya Financial, Inc.	62,200	2,426,422
Waddell & Reed Financial, Inc., Class A	29,000	1,296,590

		305,604,367

Energy 7.8%
Anadarko Petroleum Corp.	163,048	13,329,174
Antero Resources Corp. *(b)	17,500	606,375
Apache Corp.	124,100	7,764,937
Atwood Oceanics, Inc.	18,900	540,162
Baker Hughes, Inc.	135,606	7,863,792
Cabot Oil & Gas Corp.	135,396	3,587,994
Cameron International Corp. *	64,100	2,870,398
Cheniere Energy, Inc. *	73,100	5,217,878
Chesapeake Energy Corp.	162,497	3,116,692
Chevron Corp.	606,937	62,229,251
Cimarex Energy Co.	29,115	3,004,668
Cobalt International Energy, Inc. *	89,900	819,888
Concho Resources, Inc. *	35,500	3,935,175
ConocoPhillips	390,966	24,623,039
CONSOL Energy, Inc.	77,098	2,231,987
Continental Resources, Inc. *	25,800	1,171,320
Core Laboratories N.V. (b)	13,300	1,233,575
CVR Energy, Inc. (b)	4,300	164,776
Denbury Resources, Inc.	108,108	745,945
Devon Energy Corp.	123,082	7,418,152
Diamond Offshore Drilling, Inc. (b)	23,629	745,022
Dresser-Rand Group, Inc. *	25,600	2,050,048
Dril-Quip, Inc. *	11,500	853,645
Energen Corp.	24,496	1,553,536
Ensco plc, Class A	76,000	2,131,040
EOG Resources, Inc.	173,304	15,429,255
EQT Corp.	46,600	3,468,904

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Exxon Mobil Corp.	1,355,463	118,494,575
FMC Technologies, Inc. *	72,568	2,719,849
Frank’s International N.V.	15,000	245,550
Gulfport Energy Corp. *	25,100	966,099
Halliburton Co.	268,988	10,756,830
Helmerich & Payne, Inc.	36,392	2,167,508
Hess Corp.	85,023	5,738,202
HollyFrontier Corp.	65,300	2,345,576
Kinder Morgan, Inc.	540,717	22,196,433
Kosmos Energy Ltd. *	56,400	494,628
Laredo Petroleum, Inc. *(b)	26,600	260,946
Marathon Oil Corp.	217,096	5,774,754
Marathon Petroleum Corp.	89,500	8,286,805
Murphy Oil Corp.	56,544	2,539,391
Nabors Industries Ltd.	83,688	963,249
National Oilwell Varco, Inc.	134,326	7,311,364
Newfield Exploration Co. *	45,066	1,342,065
Noble Corp., plc	85,800	1,391,676
Noble Energy, Inc.	111,822	5,338,382
Oasis Petroleum, Inc. *	28,800	387,072
Occidental Petroleum Corp.	249,016	19,921,280
Oceaneering International, Inc.	36,800	1,926,848
Oil States International, Inc. *	17,400	714,618
ONEOK, Inc.	66,824	2,942,261
Patterson-UTI Energy, Inc.	52,521	901,260
Peabody Energy Corp. (b)	92,121	573,914
Phillips 66	176,000	12,376,320
Pioneer Natural Resources Co.	45,811	6,895,930
QEP Resources, Inc.	60,200	1,217,244
Range Resources Corp.	53,928	2,495,249
Rowan Cos. plc, Class A	42,483	897,241
RPC, Inc.	21,900	273,093
SandRidge Energy, Inc. *(b)	106,534	150,213
Schlumberger Ltd.	411,647	33,915,596
SM Energy Co.	21,713	821,186
Southwestern Energy Co. *	108,688	2,694,376
Spectra Energy Corp.	209,421	7,003,038
Superior Energy Services, Inc.	53,947	1,078,940
Targa Resources Corp.	9,400	816,202
Teekay Corp.	14,700	622,251
Tesoro Corp.	39,812	3,253,835
The Williams Cos., Inc.	214,321	9,400,119
Transocean Ltd. (b)	113,100	1,843,530
Ultra Petroleum Corp. *(b)	51,912	661,878
Valero Energy Corp.	164,620	8,705,106
Weatherford International plc *	257,900	2,664,107
Western Refining, Inc.	18,800	698,044
Whiting Petroleum Corp. *	55,300	1,660,106
World Fuel Services Corp.	24,500	1,199,765
WPX Energy, Inc. *	66,800	712,088

		507,463,220

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	141,959	20,298,717
CVS Health Corp.	366,611	35,986,536
Rite Aid Corp. *	271,000	1,891,580
Sysco Corp.	193,130	7,564,902
The Kroger Co.	157,113	10,848,653
United Natural Foods, Inc. *	16,600	1,282,848
Wal-Mart Stores, Inc.	503,227	42,764,230
Walgreens Boots Alliance, Inc.	276,569	20,396,964
Whole Foods Market, Inc.	116,632	6,075,944

		147,110,374

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	635,805	33,761,246
Archer-Daniels-Midland Co.	207,705	9,685,284
Brown-Forman Corp., Class B	51,480	4,575,028
Bunge Ltd.	45,892	4,108,711
Campbell Soup Co.	60,958	2,788,219
Coca-Cola Enterprises, Inc.	67,972	2,861,621
ConAgra Foods, Inc.	136,097	4,821,917
Constellation Brands, Inc., Class A *	51,132	5,647,529
Darling Ingredients, Inc. *	50,900	864,282
Dr Pepper Snapple Group, Inc.	59,520	4,599,110
Flowers Foods, Inc.	56,925	1,113,453
General Mills, Inc.	191,600	10,055,168
Hormel Foods Corp.	46,894	2,401,911
Ingredion, Inc.	25,800	2,080,512
Kellogg Co.	79,931	5,241,875
Keurig Green Mountain, Inc.	38,000	4,657,280
Kraft Foods Group, Inc.	183,900	12,016,026
Lorillard, Inc.	109,400	7,177,734
McCormick & Co., Inc. - Non Voting Shares	44,954	3,209,266
Mead Johnson Nutrition Co.	65,800	6,480,642
Molson Coors Brewing Co., Class B	53,572	4,067,722
Mondelez International, Inc., Class A	544,664	19,193,959
Monster Beverage Corp. *	45,800	5,356,310
PepsiCo, Inc.	480,985	45,106,773
Philip Morris International, Inc.	494,265	39,659,824
Pilgrim’s Pride Corp. (b)	15,000	407,250
Pinnacle Foods, Inc.	29,600	1,064,712
Reynolds American, Inc.	99,768	6,779,236
Seaboard Corp. *	105	401,624
The Coca-Cola Co.	1,258,148	51,797,953
The Hain Celestial Group, Inc. *	29,400	1,551,438
The Hershey Co.	48,764	4,984,168
The JM Smucker Co.	31,301	3,228,698
The WhiteWave Foods Co. *	55,779	1,839,034
Tyson Foods, Inc., Class A	87,359	3,410,495

		316,996,010

Health Care Equipment & Services 4.8%
Abbott Laboratories	476,946	21,348,103
Aetna, Inc.	113,334	10,406,328
Alere, Inc. *	24,700	1,005,043
Align Technology, Inc. *	23,400	1,241,370
Allscripts Healthcare Solutions, Inc. *	51,100	608,601
AmerisourceBergen Corp.	68,620	6,522,331
Anthem, Inc.	85,523	11,542,184
athenahealth, Inc. *	12,000	1,676,520
Baxter International, Inc.	176,925	12,439,597
Becton, Dickinson & Co.	61,565	8,500,895
Boston Scientific Corp. *	429,307	6,358,037
Brookdale Senior Living, Inc. *	58,000	1,957,500
C.R. Bard, Inc.	23,600	4,036,308

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cardinal Health, Inc.	104,010	8,652,592
CareFusion Corp. *	64,900	3,848,570
Centene Corp. *	17,100	1,866,636
Cerner Corp. *	99,404	6,595,455
Cigna Corp.	83,754	8,947,440
Community Health Systems, Inc. *	35,624	1,676,822
DaVita HealthCare Partners, Inc. *	53,450	4,011,957
DENTSPLY International, Inc.	48,100	2,406,202
Edwards Lifesciences Corp. *	34,592	4,336,107
Express Scripts Holding Co. *	237,589	19,175,808
HCA Holdings, Inc. *	96,700	6,846,360
Henry Schein, Inc. *	28,319	3,910,004
Hologic, Inc. *	76,970	2,337,194
Humana, Inc.	48,291	7,071,734
IDEXX Laboratories, Inc. *	14,998	2,375,983
Intuitive Surgical, Inc. *	11,941	5,904,586
Laboratory Corp. of America Holdings *	25,722	2,952,371
McKesson Corp.	74,047	15,746,095
Medidata Solutions, Inc. *	16,200	696,438
MEDNAX, Inc. *	33,308	2,261,280
Medtronic plc	449,322	32,081,591
Omnicare, Inc.	33,133	2,484,312
Patterson Cos., Inc.	29,800	1,492,682
Premier, Inc., Class A *	10,000	325,000
Quest Diagnostics, Inc.	42,747	3,038,029
ResMed, Inc. (b)	43,716	2,730,939
Sirona Dental Systems, Inc. *	18,900	1,705,158
St. Jude Medical, Inc.	92,555	6,096,598
Stryker Corp.	95,554	8,700,192
Team Health Holdings, Inc. *	22,500	1,163,250
Teleflex, Inc.	13,846	1,516,968
Tenet Healthcare Corp. *	33,425	1,413,209
The Cooper Cos., Inc.	16,200	2,553,930
UnitedHealth Group, Inc.	309,692	32,904,775
Universal Health Services, Inc., Class B	27,874	2,857,921
Varian Medical Systems, Inc. *	31,371	2,903,700
Veeva Systems, Inc., Class A *	10,000	287,600
WellCare Health Plans, Inc. *	14,100	1,027,185
West Pharmaceutical Services, Inc.	22,500	1,109,475
Zimmer Holdings, Inc.	55,012	6,166,845

		311,821,810

Household & Personal Products 1.9%
Avon Products, Inc.	146,436	1,133,415
Church & Dwight Co., Inc.	44,094	3,568,086
Colgate-Palmolive Co.	272,354	18,389,342
Coty, Inc., Class A *	30,000	570,600
Energizer Holdings, Inc.	19,900	2,547,399
Herbalife Ltd. (b)	18,418	561,381
Kimberly-Clark Corp.	121,304	13,095,980
Nu Skin Enterprises, Inc., Class A (b)	18,400	754,032
Spectrum Brands Holdings, Inc.	5,000	448,400
The Clorox Co.	41,725	4,452,475
The Estee Lauder Cos., Inc., Class A	71,668	5,059,044
The Procter & Gamble Co.	861,119	72,583,720

		123,163,874

Insurance 2.9%
ACE Ltd.	108,600	11,724,456
Aflac, Inc.	142,413	8,128,934
Alleghany Corp. *	4,486	1,983,216
Allied World Assurance Co. Holdings AG	25,200	974,484
American Financial Group, Inc.	26,205	1,520,938
American International Group, Inc.	451,376	22,058,745
Aon plc	92,203	8,302,880
Arch Capital Group Ltd. *	43,100	2,498,507
Arthur J. Gallagher & Co.	50,220	2,231,275
Assurant, Inc.	24,592	1,561,838
Assured Guaranty Ltd.	53,900	1,316,238
Axis Capital Holdings Ltd.	33,562	1,708,306
Brown & Brown, Inc.	39,476	1,217,835
Cincinnati Financial Corp.	49,617	2,506,155
CNA Financial Corp.	9,150	356,484
CNO Financial Group, Inc.	74,300	1,153,136
Erie Indemnity Co., Class A	8,285	717,978
Everest Re Group Ltd.	12,520	2,145,678
FNF Group	88,169	3,094,732
Genworth Financial, Inc., Class A *	166,939	1,165,234
HCC Insurance Holdings, Inc.	31,057	1,656,580
Lincoln National Corp.	84,359	4,216,263
Loews Corp.	98,358	3,763,177
Markel Corp. *	4,447	3,038,902
Marsh & McLennan Cos., Inc.	172,620	9,281,777
MetLife, Inc.	362,844	16,872,246
Old Republic International Corp.	86,909	1,220,202
PartnerRe Ltd.	15,809	1,808,550
Principal Financial Group, Inc.	88,009	4,130,262
Prudential Financial, Inc.	145,897	11,070,664
Reinsurance Group of America, Inc.	19,710	1,632,185
RenaissanceRe Holdings Ltd.	14,407	1,377,741
The Allstate Corp.	132,098	9,219,119
The Chubb Corp.	77,112	7,549,265
The Hartford Financial Services Group, Inc.	140,595	5,469,145
The Progressive Corp.	180,142	4,674,685
The Travelers Cos., Inc.	106,547	10,955,162
Torchmark Corp.	39,097	1,957,587
Unum Group	78,214	2,429,327
Validus Holdings Ltd.	33,709	1,336,562
W. R. Berkley Corp.	25,625	1,255,369
White Mountains Insurance Group Ltd.	1,813	1,168,624
Willis Group Holdings plc	56,600	2,450,780
XL Group plc	82,267	2,837,389

		187,738,612

Materials 3.5%
Air Products & Chemicals, Inc.	61,078	8,893,568
Airgas, Inc.	21,451	2,416,241
Albemarle Corp.	37,439	1,806,806
Alcoa, Inc.	374,620	5,862,803
Allegheny Technologies, Inc.	36,152	1,031,417
AptarGroup, Inc.	22,500	1,419,975
Ashland, Inc.	20,300	2,405,956
Avery Dennison Corp.	31,060	1,623,506

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ball Corp.	40,176	2,544,346
Bemis Co., Inc.	35,049	1,552,671
Cabot Corp.	21,716	920,976
Carpenter Technology Corp.	15,000	569,100
Celanese Corp., Series A	49,443	2,658,056
CF Industries Holdings, Inc.	16,112	4,920,283
Cliffs Natural Resources, Inc. (b)	48,600	312,012
Crown Holdings, Inc. *	39,776	1,762,475
Cytec Industries, Inc.	23,000	1,103,770
Domtar Corp.	20,800	796,640
E.I. du Pont de Nemours & Co.	293,017	20,865,741
Eagle Materials, Inc.	15,200	1,082,544
Eastman Chemical Co.	45,762	3,244,068
Ecolab, Inc.	86,028	8,927,126
FMC Corp.	43,504	2,501,480
Freeport-McMoRan, Inc.	331,157	5,566,749
Graphic Packaging Holding Co. *	104,500	1,513,160
Huntsman Corp.	64,700	1,420,812
International Flavors & Fragrances, Inc.	27,508	2,918,874
International Paper Co.	135,207	7,120,001
LyondellBasell Industries N.V., Class A	133,100	10,526,879
Martin Marietta Materials, Inc.	19,649	2,116,983
MeadWestvaco Corp.	53,683	2,699,181
Monsanto Co.	154,634	18,243,719
NewMarket Corp.	3,600	1,618,812
Newmont Mining Corp.	162,928	4,097,639
Nucor Corp.	103,076	4,499,267
Owens-Illinois, Inc. *	55,877	1,304,728
Packaging Corp. of America	33,230	2,520,495
PolyOne Corp.	30,900	1,099,731
PPG Industries, Inc.	44,006	9,808,057
Praxair, Inc.	90,228	10,880,594
Reliance Steel & Aluminum Co.	25,122	1,315,639
Rock-Tenn Co., Class A	47,970	3,113,253
Royal Gold, Inc.	21,800	1,579,628
RPM International, Inc.	44,600	2,134,556
Sealed Air Corp.	65,302	2,644,731
Sigma-Aldrich Corp.	38,908	5,350,628
Sonoco Products Co.	33,970	1,501,474
Steel Dynamics, Inc.	74,400	1,267,776
The Dow Chemical Co.	357,756	16,156,261
The Mosaic Co.	98,995	4,820,066
The Scotts Miracle-Gro Co., Class A	14,668	930,391
The Sherwin-Williams Co.	24,990	6,779,037
The Valspar Corp.	24,346	2,031,187
United States Steel Corp. (b)	48,968	1,196,778
Vulcan Materials Co.	43,925	3,097,152
W.R. Grace & Co. *	24,900	2,158,332
Westlake Chemical Corp.	14,000	802,340

		224,056,470

Media 3.5%
AMC Networks, Inc., Class A *	19,500	1,300,650
Cablevision Systems Corp., Class A	75,110	1,421,081
CBS Corp., Class B - Non Voting Shares	154,505	8,468,419
Charter Communications, Inc., Class A *	25,600	3,868,544
Cinemark Holdings, Inc.	34,600	1,286,082
Clear Channel Outdoor Holdings, Inc., Class A	14,500	131,225
Comcast Corp., Class A	827,123	43,957,452
DIRECTV *	160,025	13,646,932
Discovery Communications, Inc., Class A *	47,200	1,368,092
Discovery Communications, Inc., Class C *	87,100	2,428,348
DISH Network Corp., Class A *	67,372	4,739,620
Gannett Co., Inc.	73,854	2,290,213
John Wiley & Sons, Inc., Class A	15,480	959,141
Liberty Global plc, Class A *	79,241	3,702,140
Liberty Global plc, Series C *	193,372	8,815,829
Liberty Media Corp., Class A *	30,446	1,036,686
Live Nation Entertainment, Inc. *	45,500	1,081,535
Morningstar, Inc.	8,150	542,709
News Corp., Class A *	161,082	2,398,511
Omnicom Group, Inc.	77,888	5,670,246
Regal Entertainment Group, Class A	15,000	317,400
Scripps Networks Interactive, Inc., Class A	35,400	2,516,586
Sinclair Broadcast Group, Inc., Class A (b)	23,500	581,390
Sirius XM Holdings, Inc. *	817,600	2,902,480
Starz, Class A *	29,800	879,696
The Interpublic Group of Cos., Inc.	143,264	2,856,684
The Madison Square Garden Co., Class A *	20,800	1,575,600
The Walt Disney Co.	499,160	45,403,594
Time Warner Cable, Inc.	87,736	11,943,502
Time Warner, Inc.	266,980	20,805,751
Twenty-First Century Fox, Inc., Class A	607,128	20,132,364
Viacom, Inc., Class B	119,546	7,701,153

		226,729,655

Pharmaceuticals, Biotechnology & Life Sciences 9.6%
AbbVie, Inc.	508,646	30,696,786
Actavis plc *	84,255	22,457,328
Agilent Technologies, Inc.	107,031	4,042,561
Alexion Pharmaceuticals, Inc. *	62,400	11,434,176
Alkermes plc *	49,600	3,583,600
Allergan, Inc.	94,862	20,799,442
Alnylam Pharmaceuticals, Inc. *	22,100	2,073,643
Amgen, Inc.	240,902	36,679,738
Bio-Rad Laboratories, Inc., Class A *	6,900	789,843
Bio-Techne Corp.	12,563	1,168,610
Biogen Idec, Inc. *	75,455	29,364,068
BioMarin Pharmaceutical, Inc. *	45,900	4,459,644
Bristol-Myers Squibb Co.	526,739	31,746,560
Bruker Corp. *	31,600	595,976
Celgene Corp. *	260,340	31,022,114
Cepheid *	21,800	1,231,918
Covance, Inc. *	17,300	1,837,433
Eli Lilly & Co.	317,971	22,893,912
Endo International plc *	50,628	4,030,495

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Gilead Sciences, Inc. *	481,844	50,511,706
Hospira, Inc. *	56,040	3,554,617
Illumina, Inc. *	44,400	8,666,436
Incyte Corp. *	51,200	4,081,152
Intercept Pharmaceuticals, Inc. *(b)	3,200	643,296
Isis Pharmaceuticals, Inc. *	37,300	2,555,423
Jazz Pharmaceuticals plc *	19,200	3,251,328
Johnson & Johnson	897,287	89,854,320
Mallinckrodt plc *	35,320	3,743,567
Medivation, Inc. *	24,300	2,644,326
Merck & Co., Inc.	915,518	55,187,425
Mettler-Toledo International, Inc. *	8,800	2,674,760
Mylan, Inc. *	122,300	6,500,245
NPS Pharmaceuticals, Inc. *	30,200	1,384,972
OPKO Health, Inc. *(b)	69,500	843,035
PerkinElmer, Inc.	38,500	1,759,835
Perrigo Co., plc	45,400	6,888,996
Pfizer, Inc.	2,018,951	63,092,219
Pharmacyclics, Inc. *	19,100	3,223,125
Puma Biotechnology, Inc. *	6,200	1,308,696
Quintiles Transnational Holdings, Inc. *	25,400	1,536,700
Regeneron Pharmaceuticals, Inc. *	23,600	9,833,176
Salix Pharmaceuticals Ltd. *	20,500	2,760,735
Seattle Genetics, Inc. *	33,600	1,046,976
Theravance, Inc. (b)	24,900	280,623
Thermo Fisher Scientific, Inc.	126,398	15,826,294
United Therapeutics Corp. *	16,100	2,272,193
Vertex Pharmaceuticals, Inc. *	77,912	8,581,228
Waters Corp. *	27,700	3,297,685
Zoetis, Inc.	160,800	6,870,984

		625,583,920

Real Estate 3.7%
Alexandria Real Estate Equities, Inc.	21,100	2,057,672
Altisource Portfolio Solutions S.A. *(b)	5,400	109,512
American Campus Communities, Inc.	31,200	1,371,552
American Capital Agency Corp.	123,600	2,663,580
American Homes 4 Rent, Class A	44,000	734,360
American Realty Capital Properties, Inc.	288,200	2,670,173
American Tower Corp.	127,089	12,321,279
Annaly Capital Management, Inc.	304,600	3,216,576
Apartment Investment & Management Co., Class A	49,418	1,969,801
AvalonBay Communities, Inc.	41,849	7,239,459
BioMed Realty Trust, Inc.	72,300	1,767,735
Boston Properties, Inc.	50,205	6,968,454
Brixmor Property Group, Inc.	52,600	1,425,460
Camden Property Trust	26,864	2,069,871
CBRE Group, Inc., Class A *	84,537	2,733,927
Chimera Investment Corp.	330,400	1,037,456
Columbia Property Trust, Inc.	40,100	981,247
Corrections Corp. of America	38,004	1,494,317
Crown Castle International Corp.	104,627	9,051,282
DDR Corp.	109,000	2,136,400
Digital Realty Trust, Inc.	41,400	3,019,716
Douglas Emmett, Inc.	47,600	1,355,648
Duke Realty Corp.	104,537	2,282,043
Equity LifeStyle Properties, Inc.	27,800	1,521,494
Equity Residential	115,272	8,946,260
Essex Property Trust, Inc.	19,429	4,391,925
Extra Space Storage, Inc.	32,100	2,118,600
Federal Realty Investment Trust	21,596	3,104,857
Forest City Enterprises, Inc., Class A *	47,200	1,156,400
Gaming & Leisure Properties, Inc.	22,900	747,227
General Growth Properties, Inc.	200,000	6,036,000
HCP, Inc.	151,580	7,168,218
Health Care REIT, Inc.	103,321	8,467,156
Highwoods Properties, Inc.	24,700	1,160,900
Home Properties, Inc.	16,400	1,156,200
Hospitality Properties Trust	41,981	1,368,161
Host Hotels & Resorts, Inc.	240,139	5,496,782
Iron Mountain, Inc.	61,866	2,464,741
Jones Lang LaSalle, Inc.	14,800	2,176,784
Kilroy Realty Corp.	23,300	1,727,695
Kimco Realty Corp.	138,331	3,824,852
Lamar Advertising Co., Class A	20,370	1,141,127
LaSalle Hotel Properties	42,000	1,699,320
Liberty Property Trust	55,504	2,236,811
Mid-America Apartment Communities, Inc.	23,900	1,895,748
National Retail Properties, Inc.	35,200	1,507,968
NorthStar Realty Finance Corp.	81,150	1,534,547
Omega Healthcare Investors, Inc.	35,100	1,539,486
Plum Creek Timber Co., Inc.	54,798	2,439,607
Prologis, Inc.	161,980	7,311,777
Public Storage	47,109	9,461,372
Rayonier, Inc.	41,734	1,224,893
Realogy Holdings Corp. *	43,650	2,029,725
Realty Income Corp.	70,800	3,845,148
Regency Centers Corp.	30,582	2,096,702
RLJ Lodging Trust	34,900	1,189,043
Senior Housing Properties Trust	55,300	1,287,937
Simon Property Group, Inc.	99,750	19,816,335
SL Green Realty Corp.	29,251	3,685,626
Spirit Realty Capital, Inc.	113,100	1,454,466
Starwood Property Trust, Inc.	62,800	1,502,804
Tanger Factory Outlet Centers, Inc.	30,900	1,215,915
Taubman Centers, Inc.	19,800	1,622,610
The Howard Hughes Corp. *	11,500	1,502,245
The Macerich Co.	44,845	3,857,118
Two Harbors Investment Corp.	117,200	1,209,504
UDR, Inc.	85,262	2,835,814
Ventas, Inc.	102,229	8,158,896
Vornado Realty Trust	57,334	6,331,967
Weingarten Realty Investors	40,802	1,529,259
Weyerhaeuser Co.	177,450	6,361,583
WP Carey, Inc.	29,500	2,118,395

		239,355,520

Retailing 4.5%
Advance Auto Parts, Inc.	22,622	3,596,898
Amazon.com, Inc. *	121,841	43,196,290
Ascena Retail Group, Inc. *	45,800	529,448
AutoNation, Inc. *	20,866	1,244,031
AutoZone, Inc. *	10,533	6,287,780
Bed Bath & Beyond, Inc. *	60,720	4,540,034

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Best Buy Co., Inc.	94,726	3,334,355
Cabela’s, Inc. *	15,100	829,745
CarMax, Inc. *	66,800	4,148,280
Dick’s Sporting Goods, Inc.	32,800	1,694,120
Dillard’s, Inc., Class A	9,100	1,033,760
Dollar General Corp. *	97,900	6,565,174
Dollar Tree, Inc. *	63,224	4,495,226
DSW, Inc., Class A	19,600	696,976
Expedia, Inc.	32,204	2,767,290
Family Dollar Stores, Inc.	32,860	2,500,646
Foot Locker, Inc.	45,109	2,400,701
GameStop Corp., Class A (b)	40,000	1,410,000
Genuine Parts Co.	49,630	4,612,612
GNC Holdings, Inc., Class A	26,800	1,188,312
Groupon, Inc. *	120,700	864,212
Kohl’s Corp.	62,565	3,736,382
L Brands, Inc.	78,823	6,670,790
Liberty Interactive Corp., Class A *	153,908	4,210,923
Liberty Ventures, Series A *	44,681	1,668,835
LKQ Corp. *	99,600	2,570,676
Lowe’s Cos., Inc.	311,636	21,116,455
Macy’s, Inc.	114,576	7,319,115
Netflix, Inc. *	18,800	8,305,840
Nordstrom, Inc.	42,400	3,230,880
O’Reilly Automotive, Inc. *	33,266	6,232,718
Penske Automotive Group, Inc.	15,300	739,755
PetSmart, Inc.	30,595	2,499,764
Ross Stores, Inc.	66,912	6,136,500
Sally Beauty Holdings, Inc. *	38,200	1,187,256
Sears Holdings Corp. *(b)	13,094	416,913
Signet Jewelers Ltd.	26,900	3,257,859
Staples, Inc.	197,970	3,375,388
Target Corp.	199,562	14,689,759
The Gap, Inc.	87,355	3,598,152
The Home Depot, Inc.	421,835	44,048,011
The Priceline Group, Inc. *	16,546	16,702,856
The TJX Cos., Inc.	219,990	14,506,141
Tiffany & Co.	33,573	2,908,765
Tractor Supply Co.	45,200	3,668,884
TripAdvisor, Inc. *	37,200	2,492,772
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	2,625,606
Urban Outfitters, Inc. *	27,996	975,941
Williams-Sonoma, Inc.	29,400	2,300,550
zulily, Inc., Class A *(b)	8,000	148,000

		289,277,376

Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	101,969	3,357,329
Analog Devices, Inc.	101,274	5,276,882
Applied Materials, Inc.	385,589	8,806,853
Atmel Corp. *	138,500	1,153,705
Avago Technologies Ltd.	80,000	8,230,400
Broadcom Corp., Class A	174,025	7,384,751
Cree, Inc. *(b)	38,900	1,375,504
First Solar, Inc. *	20,000	846,400
Freescale Semiconductor Ltd. *	31,900	1,023,671
Intel Corp.	1,548,580	51,165,083
KLA-Tencor Corp.	53,538	3,290,981
Lam Research Corp.	52,619	4,022,196
Linear Technology Corp.	77,466	3,481,322
Marvell Technology Group Ltd.	135,162	2,093,659
Maxim Integrated Products, Inc.	83,700	2,769,633
Microchip Technology, Inc.	65,366	2,948,007
Micron Technology, Inc. *	346,100	10,128,616
NVIDIA Corp.	156,999	3,015,166
ON Semiconductor Corp. *	152,900	1,530,529
Skyworks Solutions, Inc.	63,900	5,306,895
SunEdison, Inc. *(b)	78,900	1,477,797
SunPower Corp. *(b)	12,000	289,440
Teradyne, Inc.	62,600	1,133,060
Texas Instruments, Inc.	339,675	18,155,629
Xilinx, Inc.	85,805	3,309,928

		151,573,436

Software & Services 10.2%
Accenture plc, Class A	198,800	16,705,164
Activision Blizzard, Inc.	157,838	3,298,025
Adobe Systems, Inc. *	151,313	10,611,581
Akamai Technologies, Inc. *	61,009	3,547,978
Alliance Data Systems Corp. *	20,571	5,941,522
Amdocs Ltd.	51,600	2,486,088
ANSYS, Inc. *	31,400	2,533,038
AOL, Inc. *	27,400	1,185,050
Aspen Technology, Inc. *	30,500	1,078,023
Autodesk, Inc. *	75,272	4,065,064
Automatic Data Processing, Inc.	154,351	12,738,588
Broadridge Financial Solutions, Inc.	43,100	2,068,369
CA, Inc.	98,881	2,996,094
Cadence Design Systems, Inc. *	92,587	1,665,640
Citrix Systems, Inc. *	52,400	3,105,224
Cognizant Technology Solutions Corp., Class A *	191,332	10,356,801
CommVault Systems, Inc. *	14,800	644,984
Computer Sciences Corp.	47,331	2,872,045
CoreLogic, Inc. *	31,900	1,059,080
CoStar Group, Inc. *	10,600	1,955,806
DST Systems, Inc.	11,380	1,100,446
eBay, Inc. *	359,570	19,057,210
Electronic Arts, Inc. *	98,381	5,397,182
Equinix, Inc.	16,480	3,573,853
Facebook, Inc., Class A *	670,700	50,912,837
FactSet Research Systems, Inc.	12,900	1,852,311
Fidelity National Information Services, Inc.	84,508	5,275,834
FireEye, Inc. *	16,400	554,484
Fiserv, Inc. *	82,978	6,018,394
FleetCor Technologies, Inc. *	24,100	3,386,050
Fortinet, Inc. *	44,600	1,333,317
Gartner, Inc. *	26,400	2,223,408
Genpact Ltd. *	44,550	894,119
Global Payments, Inc.	19,738	1,723,325
Google, Inc., Class A *	92,388	49,663,169
Google, Inc., Class C *	90,388	48,314,194
Guidewire Software, Inc. *	21,100	1,057,110
HomeAway, Inc. *	31,700	808,033
IAC/InterActiveCorp	21,230	1,293,969
Informatica Corp. *	36,200	1,508,997
International Business Machines Corp.	295,740	45,339,899
Intuit, Inc.	93,644	8,130,172

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Jack Henry & Associates, Inc.	29,400	1,804,278
Leidos Holdings, Inc.	23,475	971,865
LinkedIn Corp., Class A *	33,000	7,416,420
MasterCard, Inc., Class A	311,510	25,553,165
Microsoft Corp.	2,626,238	106,100,015
NetSuite, Inc. *	9,800	964,614
Nuance Communications, Inc. *	79,800	1,096,851
Oracle Corp.	1,036,510	43,419,404
Pandora Media, Inc. *	52,500	871,500
Paychex, Inc.	109,628	4,961,763
PTC, Inc. *	39,700	1,326,377
Rackspace Hosting, Inc. *	35,200	1,582,592
Red Hat, Inc. *	57,283	3,654,083
salesforce.com, Inc. *	180,840	10,208,418
ServiceNow, Inc. *	41,300	3,010,770
SolarWinds, Inc. *	20,600	991,890
Solera Holdings, Inc.	24,100	1,243,560
Splunk, Inc. *	37,800	1,952,370
SS&C Technologies Holdings, Inc.	20,100	1,112,133
Symantec Corp.	226,489	5,610,133
Synopsys, Inc. *	48,700	2,093,613
Syntel, Inc. *	11,300	488,725
Tableau Software, Inc., Class A *	11,100	896,436
Teradata Corp. *	48,044	2,140,841
The Ultimate Software Group, Inc. *	8,900	1,317,289
The Western Union Co.	163,440	2,778,480
Total System Services, Inc.	55,100	1,948,887
Twitter, Inc. *	167,900	6,301,287
Tyler Technologies, Inc. *	9,100	965,328
Vantiv, Inc., Class A *	45,300	1,557,867
VeriFone Systems, Inc. *	35,800	1,123,762
VeriSign, Inc. *	36,605	1,994,240
Visa, Inc., Class A	156,900	39,995,379
VMware, Inc., Class A *	28,900	2,228,190
WEX, Inc. *	13,100	1,205,855
Workday, Inc., Class A *	29,900	2,375,854
Xerox Corp.	331,345	4,363,814
Yahoo! Inc. *	284,279	12,505,433
Yelp, Inc. *(b)	18,400	965,448
Zillow, Inc., Class A *(b)	7,600	736,592

		662,167,998

Technology Hardware & Equipment 6.4%
3D Systems Corp. *(b)	30,149	876,733
Amphenol Corp., Class A	98,240	5,276,470
Apple, Inc.	1,877,774	220,000,002
ARRIS Group, Inc. *	36,900	967,518
Arrow Electronics, Inc. *	28,800	1,585,152
Avnet, Inc.	42,546	1,770,765
Brocade Communications Systems, Inc.	154,700	1,720,264
CDW Corp.	27,800	952,428
Cisco Systems, Inc.	1,626,315	42,877,795
Cognex Corp. *	26,700	981,225
CommScope Holding Co., Inc. *	22,000	618,310
Corning, Inc.	412,563	9,806,622
Dolby Laboratories, Inc., Class A	17,400	675,120
EchoStar Corp., Class A *	13,254	691,461
EMC Corp.	644,224	16,704,728
F5 Networks, Inc. *	23,200	2,589,584
FEI Co.	12,500	1,027,750
FLIR Systems, Inc.	38,200	1,153,640
Harris Corp.	32,596	2,188,169
Hewlett-Packard Co.	597,768	21,597,358
Ingram Micro, Inc., Class A *	53,851	1,355,968
IPG Photonics Corp. *	9,400	701,616
Jabil Circuit, Inc.	62,300	1,284,003
Juniper Networks, Inc.	127,994	2,909,304
Motorola Solutions, Inc.	76,612	4,781,355
National Instruments Corp.	31,200	938,496
NCR Corp. *	53,544	1,360,018
NetApp, Inc.	99,600	3,764,880
Palo Alto Networks, Inc. *	20,400	2,578,356
QUALCOMM, Inc.	534,178	33,364,758
Riverbed Technology, Inc. *	52,200	1,074,276
SanDisk Corp.	70,158	5,325,694
Seagate Technology plc	104,837	5,917,000
TE Connectivity Ltd.	131,500	8,730,285
Trimble Navigation Ltd. *	84,000	2,002,560
Ubiquiti Networks, Inc. (b)	9,000	236,655
Western Digital Corp.	70,112	6,816,990

		417,203,308

Telecommunication Services 2.1%
AT&T, Inc.	1,651,077	54,353,455
CenturyLink, Inc.	182,811	6,795,085
Frontier Communications Corp.	338,406	2,272,396
Level 3 Communications, Inc. *	91,520	4,552,205
SBA Communications Corp., Class A *	41,300	4,819,710
Sprint Corp. *	278,164	1,196,105
T-Mobile US, Inc. *	82,500	2,489,850
United States Cellular Corp. *	4,900	170,471
Verizon Communications, Inc.	1,324,157	60,527,216
Windstream Holdings, Inc.	198,148	1,575,277

		138,751,770

Transportation 2.5%
Alaska Air Group, Inc.	42,600	2,891,262
AMERCO *	2,000	572,220
American Airlines Group, Inc.	230,200	11,298,216
Avis Budget Group, Inc. *	34,800	1,994,388
C.H. Robinson Worldwide, Inc.	43,448	3,094,367
CSX Corp.	317,226	10,563,626
Delta Air Lines, Inc.	271,000	12,821,010
Expeditors International of Washington, Inc.	67,198	2,935,209
FedEx Corp.	83,628	14,142,331
Genesee & Wyoming, Inc., Class A *	14,700	1,212,015
Hertz Global Holdings, Inc. *	142,100	2,915,892
J.B. Hunt Transport Services, Inc.	30,591	2,435,349
Kansas City Southern	33,100	3,643,979
Kirby Corp. *	18,900	1,370,061
Norfolk Southern Corp.	99,586	10,154,784
Old Dominion Freight Line, Inc. *	24,000	1,682,880
Ryder System, Inc.	16,964	1,404,450
Southwest Airlines Co.	215,888	9,753,820
Spirit Airlines, Inc. *	23,400	1,734,876
Swift Transportation Co. *	23,800	585,004

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Union Pacific Corp.	285,924	33,513,152
United Continental Holdings, Inc. *	118,882	8,246,844
United Parcel Service, Inc., Class B	223,535	22,094,199

		161,059,934

Utilities 3.4%
AES Corp.	196,902	2,406,142
AGL Resources, Inc.	38,087	2,147,345
Alliant Energy Corp.	37,400	2,566,014
Ameren Corp.	78,585	3,558,329
American Electric Power Co., Inc.	153,071	9,614,390
American Water Works Co., Inc.	59,700	3,351,558
Aqua America, Inc.	58,917	1,593,705
Atmos Energy Corp.	30,718	1,748,161
Calpine Corp. *	112,000	2,338,560
CenterPoint Energy, Inc.	133,911	3,092,005
CMS Energy Corp.	85,733	3,234,706
Consolidated Edison, Inc.	95,306	6,602,800
Dominion Resources, Inc.	182,208	14,009,973
DTE Energy Co.	57,597	5,164,147
Duke Energy Corp.	227,395	19,815,200
Edison International	105,954	7,220,765
Entergy Corp.	57,362	5,019,749
Exelon Corp.	274,419	9,890,061
FirstEnergy Corp.	136,391	5,500,649
Great Plains Energy, Inc.	52,000	1,537,640
Integrys Energy Group, Inc.	26,455	2,145,500
ITC Holdings Corp.	52,200	2,220,588
MDU Resources Group, Inc.	64,217	1,451,946
National Fuel Gas Co.	28,047	1,779,021
NextEra Energy, Inc.	139,908	15,283,550
NiSource, Inc.	103,880	4,493,849
Northeast Utilities	101,312	5,630,921
NRG Energy, Inc.	108,030	2,664,020
OGE Energy Corp.	66,760	2,348,617
Pepco Holdings, Inc.	76,274	2,093,721
PG&E Corp.	155,237	9,129,488
Pinnacle West Capital Corp.	37,087	2,602,766
PPL Corp.	211,761	7,517,515
Public Service Enterprise Group, Inc.	164,472	7,019,665
Questar Corp.	60,420	1,567,899
SCANA Corp.	44,531	2,839,742
Sempra Energy	73,678	8,246,042
TECO Energy, Inc.	59,217	1,263,099
The Southern Co.	279,918	14,197,441
UGI Corp.	58,872	2,177,675
Westar Energy, Inc.	39,800	1,700,256
Wisconsin Energy Corp.	71,936	4,011,871
Xcel Energy, Inc.	160,409	6,020,150

		218,817,241

Total Common Stock
(Cost $2,048,462,494)		6,453,193,038

Other Investment Companies 0.8% of net assets

Money Market Fund 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	24,492,171	24,492,171

Securities Lending Collateral 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (e)	25,848,859	25,848,859

Total Other Investment Companies
(Cost $50,341,030)		50,341,030

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.0% of net assets

U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.00%, 03/19/15 (c)(d)	300,000	300,021
0.02%, 03/19/15 (c)(d)	1,010,000	1,009,975

Total Short-Term Investments
(Cost $1,309,974)		1,309,996

End of Investments.

At 01/31/15, the tax basis cost of the fund’s investments was $2,078,725,671 and the unrealized appreciation and depreciation were $4,481,339,100 and ($55,220,707), respectively, with a net unrealized appreciation of $4,426,118,393.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,904,254. Non-Cash Collateral pledged to the fund for securities on loan amounted to $627,666.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 01/31/15:

		Contract	Unrealized
	Number of	Value	Depreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 03/20/15	220	21,872,400	(492,333)

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of January 31, 2015:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$6,453,193,038	$—	$—	$6,453,193,038
Other Investment Companies[1]	50,341,030	—	—	50,341,030
Short-Term Investments[1]	—	1,309,996	—	1,309,996

Total	$6,503,534,068	$1,309,996	$—	$6,504,844,064

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($492,333)	$—	$—	($492,333)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2015.

On January 31, 2015, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG46851JAN15

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	March 17, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	March 17, 2015

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	March 17, 2015